Vessels, net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Beginning balance	$ 3,777,329
Ending balance	3,734,043
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,292,150
Additions/ (Depreciation)	271,703
Disposals	(232,920)
Ending balance	4,330,933
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(514,821)
Additions/ (Depreciation)	(98,846)
Disposals	16,777
Ending balance	(596,890)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,777,329
Additions/ (Depreciation)	172,857
Disposals	(216,143)
Ending balance	3,734,043
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,757,903
Additions/ (Depreciation)	110,220
Disposals	(176,846)
Ending balance	3,691,277
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(505,943)
Additions/ (Depreciation)	(87,232)
Disposals	15,686
Ending balance	(577,489)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,251,960
Additions/ (Depreciation)	22,988
Disposals	(161,160)
Ending balance	3,113,788
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	534,247
Additions/ (Depreciation)	161,483
Transfers to owned vessels	(56,074)
Ending balance	639,656
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(8,878)
Additions/ (Depreciation)	(11,614)
Transfers to owned vessels	1,091
Ending balance	(19,401)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	525,369
Additions/ (Depreciation)	149,869
Transfers to owned vessels	(54,983)
Ending balance	$ 620,255